Valuation and Qualifying Accounts (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2010
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowance And Reserves, Balance, Beginning Balance	$ 195.3	$ 152.4	$ 192.4	$ 195.5
Charged to costs and expenses	(10.3)	(58.2)	(22.0)	8.3
Deduction				(0.1)
Charged to unredeemed capital expenditure		222.8
Foreign currency translation adjustment	7.4	7.4	(18.0)	(8.4)
Valuation Allowance And Reserves, Balance, Ending Balance	$ 192.4	$ 324.4	$ 152.4	$ 195.3